Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	As of June 30,
	2022	2021
Leasehold improvement	$17,394	$120,271
Office equipment	85,939	47,018
	103,333	167,289
Less: accumulated depreciation	(31,570)	(118,896)
	$71,763	$48,393